Equity - Additional Information (Detail) $ in Millions, $ in Millions	6 Months Ended	9 Months Ended
	Apr. 30, 2024	Jul. 31, 2024 CAD ($) shares	Aug. 25, 2024 CAD ($) shares	Jul. 17, 2024 USD ($)	May 25, 2024 CAD ($) shares	Mar. 08, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 19, 2023 shares
Disclosure of classes of share capital [line items]
Non-controlling interests | $		$ 31					$ 28
Note Issued Face Value | $				$ 750		$ 1,000
Bank of the West [member]
Disclosure of classes of share capital [line items]
Non-controlling interests | $		$ 31					$ 28
Series 29 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem All Of Our Outstanding | $			$ 400
Redeemable preference shares, Outstanding | shares			16,000,000
Series 46 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem All Of Our Outstanding | $					$ 350
Redeemable preference shares, Outstanding | shares					14,000,000
Series 27 NVCC [Member]
Disclosure of classes of share capital [line items]
Redeem All Of Our Outstanding | $					$ 500
Redeemable preference shares, Outstanding | shares					20,000,000
Class B Series 44 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares tendered | shares		93,870
Number of shares required for conversion | shares		1,000,000
Dividend rate adjustment percentage		6.816%
Class B Series 45 Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares								0
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Treasury shares reissued discount as a percentage of average market price	2.00%